Income Taxes (Details) - Schedule of Income Tax Expense - UNITED STATES - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes (Details) - Schedule of Income Tax Expense [Line Items]
Current tax expense			$ 24
Deferred tax (benefit)/expense
Total income tax expense			$ 24